SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of net income (loss) per ordinary share
At December 31, 2021 and 2020, the Class A Ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$517,500,000
Less:
Proceeds allocated to Public Warrants	$(24,150,000)
Class A ordinary shares issuance costs	(28,115,576)
Plus:
Remeasurement of carrying value to redemption value	$52,265,576

Class A ordinary shares subject to possible redemption	$517,500,000

Schedule of condensed balance sheet are reconciled table
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Year Ended December 31, 2021		For the Period from February 11, 2020 (Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$16,821,410	$4,205,353	$(21,462,531)	$(8,452,217)
Denominator:
Basic and diluted weighted average shares outstanding	51,750,000	12,937,500	31,145,833	12,265,625

Basic and diluted net income (loss) per ordinary share	$0.33	$0.33	$(0.69)	$(0.69)